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               [Transamerica Life Insurance Company Letterhead]



September 12, 2001


VIA EDGAR

____________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Retirement Builder Variable Annuity Account
     File No. 811-07689, CIK 0001016809
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies:
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, AIM Variable Insurance Funds, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Transamerica Variable Insurance Fund, Inc., AEGON/Transamerica Series Fund, Inc., Davis Variable Account Fund, Inc., Evergreen Variable Trust, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Nations Separate Account Trust, Putnam Variable Trust, Alliance Variable Products Trust, and One Group Investment Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on August 28, 2001, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK:
0000356494); on August 28, 2001, Variable Insurance Products Fund II filed its semi-annual report with the Commission via EDGAR (CIK: 0000831016); on August 28, 2001, Variable Insurance Products Fund III filed its semi-annual report with the Commission via EDGAR (CIK: 0000927384); on August 30, 2001, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK:
0000896435); on August 21, 2001, Dreyfus Stock Index Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000846800); on August 28, 2001, Dreyfus Variable Investment Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000813383); on August 15 and 16, 2001, MFS Variable Insurance Trust filed its semi-annual report with
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Securities and Exchange Commission
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September 12, 2001


the Commission via EDGAR (CIK: 0000918571); on September 6th and 7th, 2001, Oppenheimer Variable Account Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000752737); on August 24, 2001, Transamerica Variable Insurance Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0001002786); on August 29, 2001, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK:
0000778207); on August 14, 2001, Davis Variable Account Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0001084060); on August 20, 2001, Evergreen Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000928754); on August 23, 2001, Federated Insurance Series filed its semi-annual report with the Commission via EDGAR (CIK:
0000912577); on August 29, 2001, Franklin Templeton Variable Insurance Products Trust filed its semi-annual report with the Commission via EDGAR (CIK:
0000837274); on August 30, 2001, Putnam Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000822671); on August 22, 2001, Alliance Variable Products Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316); on September 5, 2001, Nations Separate Account Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0001049787); and on August 22, 2001, One Group Investment Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000909221). To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division